Share-based payment plans	12 Months Ended
Dec. 31, 2025
Share-based payment plans
Share-based payment plans

14Share-based payment plans

Share-based payment plans of the parent

The changes of the year for the warrant plans are as follows:

	2025	2024	2023
Outstanding at January 1	362,600	423,452	77,709
Granted	25,000	—	350,000
Forfeited / Cancelled	(37,600)	(60,852)	(4,257)
Exercised	—	—	—
Outstanding at December 31	350,000	362,600	423,452
Exercisable at December 31	—	12,600	73,452

The Group’s share-based payment plans are all equity-settled except for the IPO warrants that have been granted to certain employees in certain countries due to legal requirements which are cash-settled.

In all outstanding warrant plans one warrant gives right to one share.

Equity-settled share-based payment plans

The Group currently has or has had several plans in place which each have slightly different characteristics as described below.

IPO warrant plan

Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants have a contractual term of 10 years and vested for 25% in the fourth year; 25% in the fifth year; 25% in the sixth year and 25% in the seventh year. Warrants are exercisable as from the month after they have vested and in the subsequent exercise periods. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a contractual term of 10 years.

The Group granted 979,898 warrants in July 2014 and 36,151 warrants in November 2014 in the context of the initial public offering to the employees of the Group with an exercise price of €8.81 (“IPO warrant plan”). The Group granted an additional 18,180 warrants to employees in July 2015 under the IPO warrant plan.

The status of the IPO warrant plan at December 31 is as follows:

	2025	2024	2023
Outstanding at January 1	—	47,524	51,781
Granted	—	—	—
Forfeited / Cancelled	—	(47,524)	(4,257)
Exercised	—	—	—
Outstanding at December 31	—	—	47,524
Exercisable at December 31	—	—	47,524

All remaining warrants under this plan forfeited in 2024, hence no warrants under this plan remained at the end of 2025.

Warrant plan 2015

The board of directors decided on December 18, 2015 on a new plan (“2015 warrant plan”) by which it can grant up to 1,400,000 warrants to employees. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants vested for 10% on the second anniversary of the granting; 20% on the third anniversary of the granting; 30% on the fourth anniversary of the granting; and 40% on the fifth anniversary of the granting, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second and fourth quarter, or (ii) if no quarterly results are published, during the month March and the month September of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of ten years.

The Group granted 350,000 warrants in July 2016 to the employees of the Group with an exercise price of €6.45. The Group granted 2,000 warrants to an employee in May 2018 with an exercise price of €10.08.

The status of the 2015 warrant plan at December 31 is as follows:

	2025	2024	2023
Outstanding at January 1	12,600	14,600	14,600
Granted	—	—	—
Forfeited / Cancelled	(12,600)	(2,000)	—
Exercised	—	—	—
Outstanding at December 31	—	12,600	14,600
Exercisable at December 31	—	12,600	14,600

No warrants were exercised in 2025 and 12,600 warrants were forfeited in 2025, which left no warrants outstanding under this plan at the end of 2025.

Warrant plan 2023

The board of directors decided on September 25, 2023 on a new plan (“2023 warrant plan”) by which it can grant up to 500,000 warrants to employees, directors or management companies performing services to the Company. Each warrant gives the right to the holder to one ordinary share of the parent Company. The warrants will vest for 10% on December 31, 2025; 20% on December 31, 2026; 30% on December 31, 2027; and 40% on December 31, 2028, unless otherwise decided by the board of directors or one or more of its representatives granted powers thereto. Warrants are exercisable only after they have vested and only during a period of (i) four weeks following the publication of the results of the parent Company of the second quarter, or (ii) if no quarterly results are published, during the month March of every year. There are no cash settlement alternatives and the Group does not have a practice of cash settlement for these warrants. The warrants have a term of seven years.

The Group granted 325,000 warrants in October 2023 with an exercise price of €4.87. The Group granted another 25,000 warrants in November 2023 with an exercise price of €5.09 and another 25,000 warrants in March 2025 with an exercise price of €7.59.

The status of the 2023 warrant plan at December 31 is as follows:

	2025	2024	2023
Outstanding at January 1	350,000	350,000	—
Granted	25,000	—	350,000
Forfeited / Cancelled	(25,000)	—	—
Exercised	—	—	—
Outstanding at December 31	350,000	350,000	350,000
Exercisable at December 31	—	—	—

During 2025, 25,000 warrants under this plan were forfeited before vesting.

Fair value

The fair value of the warrants is estimated at the grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the warrants were granted.

The following table provides the input to the Black-Scholes model for the IPO warrant plan, 2015 warrant plan and the 2023 warrant plan:

	2023	2023	2023	2015	2015	IPO 2014	IPO 2014
	(Mar 25)	(Nov 23)	(Oct 23)	(Sept 16)	(Nov)	(Nov)	(June)
Return dividend	0%	0%	0%	0%	0%	0%	0%
Expected volatility	66%	64%	64%	47%	47%	50%	46%
Risk-free interest rate	3.06%	3.19%	3.50%	0.24%	1.17%	1.12%	1.70%
Expected life	4.22	5.59	5.59	4.30	5.50	5.50	5.50
Exercise price (in €)	7.59	5.09	4.87	6.45	8.81	8.81	8.81
Stock price (in €)	5.38	5.60	5.15	6.42	8.08	8.67	8.81
Fair value warrant (in €)	2.43	3.44	3.12	2.41	3.30	3.94	3.83

The above input for the Black-Scholes model have been determined based on the following:

●	the dividend return is estimated by reference to the historical dividend payments of the Group. Currently, this is estimated to be zero as no dividends have been paid since inception;
●	expected volatility is estimated based on the average annualized volatility of the Group’s stock (until September 2016: of a number of quoted peers in the 3D printing industry and the volatility of the Group’s stock);
●	risk-free interest rate is based on the interest rate applicable for the 10Y Belgian government bond at the grant date;
●	estimated life of the warrant is determined to be until the first exercise period which is typically the month after vesting; and
●	fair value of the shares is determined based on the share price of the Group on Nasdaq at the date of valuation. For the grants prior to the initial public offering, the fair value of the shares was estimated based on a discounted cash flow model with 3-year cash flow projections and a multiple of EBITDA determined based on a number of quoted peers in the 3D printing industry.

The expense arising from share-based payment transactions for the warrant plans mentioned above was K€266 in 2025 (2024: K€285; 2023: K€47).

The weighted average fair value for the warrants outstanding at the end of 2025 was €3.09 (2024: €3.12; 2023: €3.19). The weighted average exercise price for the warrants outstanding at the end of 2025 was €5.08 (2024: €4.94; 2023: €5.39).

Cash-settled share-based payment plans

The Group has issued 215,688 SARs in July 2014 towards certain employees in certain countries due to legal requirements with similar terms and conditions as the IPO warrant plan except that the SAR will be settled in cash.

The status of this plan is as follows:

	2025	2024	2023
Outstanding at January 1	—	11,328	11,328
Granted	—	—	—
Forfeited / Cancelled	—	(11,328)	—
Exercised	—	—	—
Outstanding at December 31	—	—	11,328
Exercisable at December 31	—	—	11,328

All remaining SARs under this plan forfeited in 2024, hence no SARs were outstanding at the end of 2025.

The expense arising from share-based payment transactions for the SARs plan was K€0 in 2025 (2024: K€ 0;2023: K€9). The carrying value of the liability at December 31, 2025 amounts to K€0 (2024: K€0; 2023: K€0). The total intrinsic value of the liability for warrants currently exercisable at December 31, 2025 amounts to K€0 (2024: K€0; 2023: K€0).

Share-based payment plans of RapidFit+

The subsidiary RapidFit+ has issued a warrant plan on August 23, 2013 where a maximum of 300 warrants can be offered to management with an exercise price of €553.90. In January 2014, a total of 199 warrants were granted and accepted.

The changes for the year for the RapidFit+ warrant plan are as follows:

	2025	2024	2023
Outstanding at January 1	—	—	33
Granted	—	—	—
Forfeited / Cancelled	—	—	(33)
Exercised	—	—	—
Outstanding at December 31	—	—	—
Exercisable at December 31	—	—	—

No warrants were outstanding at the end of 2025.

The expense arising from share-based payment transactions for RapidFit+ warrant plan was K€0 in 2025 (2024: K€0; 2023: K€0).